Taxes on Income	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 5 - TAXES ON INCOME

A.	Taxation under Various Laws

(i)	The Company is assessed under the provisions of the Israeli Income Tax Ordinance.

(ii)	Income derived from sources other than the “Approved Enterprise” is taxable at the ordinary corporate tax rate of 23% in 2019 and 2018 (regular “Company Tax”).

B.	Reconciliation of Income Taxes

The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	Year ended December 31,
	2019	2018	2017
Net profit (loss) as reported in the statements of operations	4	(35)	(190)
Statutory tax rate	23.0%	23.0%	24.0%
Income Tax under statutory tax rate	1	(8)	(46)

Less full valuation allowance	(1)	8	46

Actual income tax	-	-	-

C.	Deferred Taxes

Under ASC 740-10 deferred tax assets are to be recognized for the anticipated tax benefits associated with net operating loss carry forwards and deductible temporary differences, unless it is more likely than not that some or all of the deferred tax assets will not be realized. The adjustment is made by a valuation allowance.

Since the realization of the net operating loss carry forwards and deductible temporary differences is less likely than not, a valuation allowance has been established for the full amount of the tax benefits.

Tax losses carried forward of the Company are $209 million (NIS 724 million) for December 2017, $193 million (NIS 724 million) for December 2018 and expected to be $210 million (NIS 724 million) for December 2019. This loss is unlimited in duration and denominated in nominal NIS (the dollar balance translated according to the exchange rate at yearend, and therefore fluctuates significantly through the periods).

D.	Tax Assessments

The Company has not received final tax assessments for income tax purposes since incorporation. However, according to Israeli tax laws assessments considered final until and including the year ended in 2014.